Convertible Note Payable to Related Party (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 08, 2017	Apr. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	May 10, 2018	Oct. 31, 2017	Jan. 01, 2014	Dec. 31, 2013	Jul. 01, 2012
Interest rate								8.00%	20.00%	8.00%
Warrants to purchase number of shares							1,936
Warrant exercise price			$ 1.10				$ 1.25
Derivative fair value of derivative			$ 902,358		$ 902,358
Amortization of debt discount			1,808,524
Unamortization of debt discount			$ 1,555,556		1,555,556
In Case of Default [Member]
Interest rate	15.00%					18.00%
YA II PN, Ltd. Advisors Global, LP [Member]
Convertible notes payable	$ 1,750,000	$ 1,750,000			1,750,000
Interest rate	5.00%
Debt instrument duration period	18 months
Conversion price per share	$ 1.00
Warrant term	5 years
Warrants to purchase number of shares	1,137,500
Warrant exercise price	$ 1.10
Aggregate funding fee	5.00%
Due diligence and structuring fee	$ 15,000
Amount netted after fee and expenses	1,647,500
Interest expenses	102,500
Derivative fair value of derivative	3,767,724
Amortization of debt discount					2,017,724
Unamortization of debt discount					$ 1,555,556
Debt instrument of interest accrued		$ 38,082
Conversion of common stock			1,788,082
YA II PN, Ltd. Advisors Global, LP [Member] | Maximum [Member]
Fair value of derivative liability	$ 1,750,000